Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
Liability for deferred lease expenses	$ 43,333	$ 46,003
Employment agreements term extension	1 year
Contribution payments	$ 3,043	$ 2,718
Liability recorded for contribution payments	$ 3,333
Tim Warner
Commitments and Contingencies Disclosure [Line Items]
Employment agreement termination date	Apr. 01, 2016
Minimum
Commitments and Contingencies Disclosure [Line Items]
Operating and capital leases with terms generally ranging	10 years
Maximum
Commitments and Contingencies Disclosure [Line Items]
Operating and capital leases with terms generally ranging	25 years